Condensed Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Condensed Consolidated Balance Sheets
Trade accounts receivable, allowance (in dollars)	$ 8,174	$ 0
Property and equipment, accumulated depreciation (in dollars)	265,502	197,971
Patents, accumulated amortization (in dollars)	$ 2,146	$ 50,725
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, series B shares issued	5,250	5,250
Preferred stock, series B shares outstanding	1	1
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	155,150	107,182
Common stock, shares outstanding	154,749	106,781
Treasury stock, shares	401	401